Investment Objectives and Goals - Sprott Active Gold & Silver Miners ETF	Feb. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Active Gold & Silver Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Active Gold & Silver Miners ETF (the “Fund”) seeks to provide long-term capital appreciation.